Howard & Majewski LLP

December 26, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:      Artio Select Opportunities Fund, Inc. (the “Fund”)

File Nos. (333-111901) and (811-06017)

Post–Effective Amendment No. 19

Ladies and Gentlemen:

Transmitted herewith on behalf of the Fund is Post-Effective Amendment No. 19 to the Fund’s Registration Statement on Form N-1A. This filing, made under Rule 485(a)(1), contains the Prospectus and Statement of Additional Information for the Fund and for the five series of the Artio Global Investment Funds (the “Trust”, and together with the Fund, the “Funds”) and revises certain disclosures related to the Funds.

The changes are marked and, in accordance with Securities and Exchange Commission Releases 33-6510 and IC-13768, the Funds are requesting selective review of the changes only.

Please contact the undersigned at 646-737-4951 in connection with any questions or comments regarding the filing.

Sincerely,

/s/ Thomas M. Majewski

Thomas M. Majewski